DERIVATIVE LIABILITY (Details) - USD ($)	May 31, 2024	May 31, 2023
Offsetting Assets [Line Items]
Face Value	$ 599,738	$ 703,517
Derivative Liability	206,113	1,035,998
Convertible Note 1 [Member]
Offsetting Assets [Line Items]
Face Value	40,000	40,000
Derivative Liability	40,000	81,481
Convertible Note 2 [Member]
Offsetting Assets [Line Items]
Face Value	29,000	29,000
Derivative Liability	43,500	81,093
Convertible Note 3 [Member]
Offsetting Assets [Line Items]
Face Value	21,500	21,500
Derivative Liability	32,250	60,120
Convertible Note 4 [Member]
Offsetting Assets [Line Items]
Face Value	35,000	35,000
Derivative Liability	35,000	71,296
Convertible Note 5 [Member]
Offsetting Assets [Line Items]
Face Value	8,506	8,506
Derivative Liability	8,506	17,326
Convertible Note 6 [Member]
Offsetting Assets [Line Items]
Face Value	154,764	154,764
Derivative Liability	7,040	151,020
Convertible Note 7 [Member]
Offsetting Assets [Line Items]
Face Value	152,369	170,212
Derivative Liability	4,224	153,285
Convertible Note 8 [Member]
Offsetting Assets [Line Items]
Face Value	14,000	14,000
Derivative Liability	7,538	18,707
Convertible Note 9 [Member]
Offsetting Assets [Line Items]
Face Value	0	38,880
Derivative Liability	0	154,078
Convertible Note 10 [Member]
Offsetting Assets [Line Items]
Face Value	12,649	30,555
Derivative Liability	3,520	92,797
Convertible Note 11 [Member]
Offsetting Assets [Line Items]
Face Value	76,375	61,100
Derivative Liability	7,040	154,795
Convertible Note 12 [Member]
Offsetting Assets [Line Items]
Face Value	21,520	0
Derivative Liability	5,209	0
Convertible Note 13 [Member]
Offsetting Assets [Line Items]
Face Value	3,500	0
Derivative Liability	5,880	0
Convertible Note 14 [Member]
Offsetting Assets [Line Items]
Face Value	30,555	0
Derivative Liability	$ 6,406	$ 0